Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
May 2026		06/22/2026		31		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/20/26	11/20/2029	$434,610,000.00		5.67%			5.67%
Class A-1b	11/20/26	11/20/2029	$100,000,000.00	33	SOFR +0.95%	06/12/2026	3.59301%	4.54%
Class B	11/20/26	11/20/2029	$40,870,000.00		5.96%			5.96%
Class C	11/20/26	11/20/2029	$24,520,000.00		4.61%			4.61%

Total			$600,000,000.00

Series 2023-7 Allocation % x Group One Available Funds	$41,283,903.91
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$41,283,903.91

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$45.01	$45.01	$0.00	$0.00	$41,283,858.90
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$41,283,858.90
Asset Representations Reviewer Fee	$23.14	$23.14	$0.00	$0.00	$41,283,835.76
Supplemental ARR Fee	$92.54	$92.54	$0.00	$0.00	$41,283,743.22
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,282,493.22
Servicing Fee	$468,508.80	$468,508.80	$0.00	$0.00	$40,813,984.42
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$38,760,452.17
Class A-1b Note Interest	$416,442.58	$416,442.58	$0.00	$0.00	$38,344,009.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,344,009.59
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$38,141,021.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,141,021.92
Class C Note Interest	$94,197.67	$94,197.67	$0.00	$0.00	$38,046,824.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,046,824.25
Class R Interest	$38,046,824.25	$38,046,824.25	$0.00	$0.00	$0.00

Total	$41,283,903.91	$41,283,903.91	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$416,442.58	$0.00	$0.00	$416,442.58
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$94,197.67	$0.00	$0.00	$94,197.67

Total	$0.00	$0.00	$2,767,160.17	$0.00	$0.00	$2,767,160.17

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$1,000.00	$4.16	$0.00	$4.16	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$3.84	$0.00	$3.84	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$1,000.00	$4.61	$0.00	$4.61	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.